Income Taxes - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Operating loss carryforward expiration year			2017
Unrecognized tax benefits related to uncertain tax positions			$ 0
Uncertain tax positions, accrued interest and penalties			0
Foreign income taxes and state minimum taxes	114,000	45,000	283,000	60,000	94,000
Current federal tax benefit	0		37,000
Material uncertain tax positions	0
Federal tax
Income Tax Disclosure [Abstract]
Operating loss carryforward			13,900,000
State tax
Income Tax Disclosure [Abstract]
Operating loss carryforward			$ 33,200,000